RELATED PARTY BALANCES AND TRANSACTIONS - (Details)		4 Months Ended		12 Months Ended
		Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties				$ 2,378,709		$ 3,062,797
Amounts due to related parties				5,134,709		603,883
Rental expense to related parties				399,380		0		$ 218,212
Revenue from related parties				10,873,060		17,485,226		10,078,276
Proceeds from Related Party Debt				1,686,123		5,685,971		6,024,096
Due to Related Parties, Noncurrent				6,892,316		5,685,971
Provision for Doubtful Accounts				293,814		0		0
Service Fee [Member]
Related Party Transaction [Line Items]
Rental expense to related parties				295,314		164,215		169,741
Hong Kong Sunward Fishery Restaurant Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]			88,768		0
Revenue from related parties	[2]			324,373		471,129		460,132
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			0		110,753
Revenue from related parties	[2]			0		60,536		82,155
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			6,331		32,823
Revenue from related parties	[2]			169,032		118,413		26,149
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			35,410		32,266
Revenue from related parties	[2]			0		15,063		15,692
Ningbo Yinzhou Sunward Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			80,213		0
Amounts due to related parties	[1]			0		1,649
Revenue from related parties	[2]			47,119		0		56,722
Zhejiang Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			0		1,589,780
Amounts due to related parties	[1]			5,084		0
Revenue from related parties	[2]			78,422		0		0
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]					261,399
Amounts due to related parties	[4]			436,332		0
Revenue from related parties	[2]			2,677,619		8,571,389		2,296,225
WM Ming Hotel Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]			945,082		89,938
Revenue from related parties	[2]			232,757		11,737		37,631
Shanghai MIN Hongshi Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[4]			1,514,246		0
Shanghai Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			85,235		154,276
Revenue from related parties	[2]			276,085		189,617		160,701
Shanghai Putuo Sunward Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			9,722		24,974
Revenue from related parties	[2]			20,449		45,468		21,631
CCLG [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			30,573		17,467
Revenue from related parties	[2]			7,878		0		0
CCLG [Member] | Service Fee [Member]
Related Party Transaction [Line Items]
Rental expense to related parties	[5]			295,314		164,215		169,741
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			0		59,610
Revenue from related parties	[2]			0		51,484		296,727
Shanghai Congshao Dessert Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			812,352		373,704
Revenue from related parties	[2]			0		357,017		172,521
Tianjin Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			0		3,036
Amounts due to related parties	[1]			118		0
Revenue from related parties	[2]			0		28,345		676
Shenzhen Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			1,636		1,517
Revenue from related parties	[2]			0		5,135		865
Wuhan Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			1,658		210
Revenue from related parties	[2]			0		620		0
Chung So Si Fong Dessert Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]			493,973		84,054
Revenue from related parties	[2]			1,687,608		1,391,080		388,618
Xiao Nan Guo Holdings Limited [Member]
Related Party Transaction [Line Items]
Rental expense to related parties	[6]			399,380		0		218,212
Revenue from related parties	[2]			5,344,005		6,108,606		6,056,439
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related parties	[2]			0		0		5,392
Xiao Nan Guo Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[4]			0		0
Proceeds from Related Party Debt	[7]			0		0		6,024,096
Shanghai Zhongxiao Brand Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			162,356		113,018
Revenue from related parties	[2]			442		0		0
Shanghai Zhonghengkuaijian Brand Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			195,739		136,392
Shenzhen Bangrun Commercial factoring Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			0		117,615
Shanghai Zhongyou Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			48,244		32,309
Revenue from related parties	[2]			1,664		0		0
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			0		1,648
Ms. Zhu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[4]			844,384		385,123
Proceeds from Related Party Debt		$ 1,060,000	¥ 7,290,000	498,064	[8]	5,685,971	[8]	0	[8]
Due to Related Parties, Noncurrent	[9]			5,704,257		5,685,971
Debt Instrument, Face Amount				374,273
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]			0		38,424
Cong Shao Macao Star Dessert Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]			0		1,212
Revenue from related parties	[2]			5,508		58,159		0
Ningbo Jiangbei Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenue from related parties	[2]			0		1,428		0
Shanghai Zhongmin Investment Development Group Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[10]			909,025		0
Shanghai Nuopin Company Management Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				123		0
Shanghai Shipin Company Management Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				92		0
Ms Wang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[4]			395,832		0
Due to Related Parties, Noncurrent				2,327,104						¥ 16,000,000
Shanghai Zhongmin Investment Management Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[4]			407,243		0
Shanghai MIN Zunshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]			3,647		3,483
Shanghai Jiangbo Business Consulting Co Ltd [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	[11]			1,188,059		0		0
Due to Related Parties, Noncurrent	[12]			$ 1,188,059		0
Debt Instrument, Maturity Date				Jul. 01, 2020
Nanjing Yongji Sunward Fishery Restaurant Co Ltd 1 [Member]
Related Party Transaction [Line Items]
Revenue from related parties	[2]			$ 99		$ 0		$ 0

[1]	The amounts represent the payables due to related parties relating to online direct sales and online platform services.
[2]	The amounts represent the revenue generated from the Group’s online direct sales.
[3]	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.
[4]	The amount represents the payable due to related parties relating to the daily operations.
[5]	The amount represents the logistics fee charged by the related party for the Group’s online direct sales.
[6]	The amount represents the rental expense paid for the Group’s office.
[7]	The amount represents the interest-free loan borrowed by the Group from related party, which has been repaid by the Group in 2016.
[8]	The amount represents the loan borrowed from Ms. Zhu and maturity date on December 31, 2020.
[9]	The amount represents the balance due to related parties relating to the loan borrowed from Ms. Zhu and maturity date on December 31, 2020. For the year ended December 31, 2018, interest expense incurred on loan from Ms. Zhu was $374,273.
[10]	The amount represents the payable due from related parties relating to the daily operations.
[11]	The amount represents the loan borrowed from Shanghai Jiangbo Business Consulting Co., Ltd. and maturity date on December 31, 2020.
[12]	The amount represents the balance due to related parties relating to the loan borrowed from Shanghai Jiangbo Business Consulting Co., Ltd., and maturity date on December 31, 2020.